UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [   ] ;  Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Fiduciary Trust Company International
Address:        600 Fifth Avenue, 4th Floor
                New York, NY 10020-2302

Form 13F File Number:   28-3877

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Lawrence A. Sternkopf
Title:         Senior Vice President and Chief Financial Officer
Phone:         212-632-3000

Signature, Place, and Date of Signing:




/s/ LAWRENCE A. STERNKOPF           New York, New York         August 12, 2005

This Form 13F is being filed while the Reporting Manager is in the process of verifying certain of the securities holdings information reported herein. If the Reporting Manager obtains information concerning a material change in such reported information contained herein, an amendment to this Form 13F will be filed that will disclose such change.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.) [X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number             Name

28-734                           Franklin Resources, Inc.